CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ (10,849)	$ (32,611)	$ (24,619)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment	334	1,059	1,363
Amortization of intangible assets	4,774	4,167	4,221
Amortization of right-of-use assets	1,548
Losses/(gains) on disposals of property and equipment	(2)	32
Gain on bargain purchase		(285)
Allowance for doubtful accounts	1,995	92	910
Accounts receivable written off		(15)	(1,134)
Recovery of doubtful debts previously provided for			(40)
Convertible notes transaction expenses in form of non-employee warrant award	3,298
Other convertible notes transaction expenses	1,258	2,190
Other share-based compensation expenses	2,115	19,679	5,072
Fair value losses on derivative liabilities			10,190
Fair value losses/(gains) on convertible notes	(133)	4,837
Fair value gains on short-term investments	(107)	(25)
Deferred tax	(1,083)	(906)	(714)
Share of losses from an equity investee	408
Changes in operating assets and liabilities, net
Accounts receivable	(85,382)	(25,499)	(8,682)
Prepayments and other assets	(5,490)	4,380	46
Rebates receivables	(1,602)	(2,734)	935
Prepaid media costs	(6,735)	18,534	(2,491)
Accounts payable	61,318	2,693	(5,478)
Accrued liabilities and other current liabilities	3,862	(5,301)	644
Deferred revenue	722	(5,915)	5,750
Income tax payable	1,001	187	146
Lease liabilities	(1,389)
Amount due from an equity investee	(155)
Net cash used in operating activities	(30,294)	(15,416)	(13,881)
Cash flows from investing activities
Purchase of property and equipment	(474)	(249)	(148)
Purchase of intangible assets	(232)	(120)	(17)
(Increase)/decrease in short-term investments	17,599	(17,427)
Investment in an equity investee	(566)
Increase in other long-term investments	(1,000)	(503)
Increase in prepaid long-term investment costs	(1,000)
(Increase)/decrease in time deposits	(410)	25,000	(25,000)
Acquisition of businesses, net of cash received	(7,171)	1,694
Proceeds from disposals of property and equipment	16
Net cash (used in)/provided by investing activities	6,762	8,395	(25,165)
Cash flows from financing activities
Proceeds from exercise of share options	315	656	60
Proceeds from bank borrowings	140,507	2,229	5,897
Repayments of bank borrowings	(111,986)	(2,883)	(8,816)
Net proceeds from issuance of ordinary shares upon IPO			28,405
Proceeds from issuance of convertible notes, net of transaction expenses	28,742	27,810
Redemption of convertible notes	(11,265)
Contribution from non-controlling interests	2,905
Repurchase of ordinary shares	(4,414)	(37)
Net cash provided by financing activities	44,804	27,775	25,546
Net (decrease)/increase in cash and cash equivalents and restricted cash	21,272	20,754	(13,500)
Cash and cash equivalents and restricted cash at the beginning of year	39,828	19,401	32,514
Effect on exchange rate changes on cash and cash equivalents and restricted cash	(394)	(327)	387
Cash and cash equivalents and restricted cash at the end of year	60,706	39,828	19,401
Supplemental disclosure of cash flow information:
Interests paid	(2,109)	(694)	(582)
Cash paid for income taxes	(130)	(1,019)	(1,119)
Supplemental schedule of non-cash investing and financing activities:
IPO costs in form of other payables			1,724
Convertible notes transaction expenses in form of share-based awards	3,298
Fair value losses/(gains) on convertible notes	(133)	$ 4,837
Issuance of ordinary shares upon conversion of convertible notes	$ 4,431
Series A Preferred Stock
Supplemental schedule of non-cash investing and financing activities:
Accretion to redeemable shares redemption value			235
Series B Preferred Stock
Supplemental schedule of non-cash investing and financing activities:
Accretion to redeemable shares redemption value			1,427
Redeemable ordinary shares
Supplemental schedule of non-cash investing and financing activities:
Accretion to redeemable shares redemption value			$ 3,650